REGULATORY MATTERS (Details) (USD $)	12 Months Ended					3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Dec. 31, 2010	Sep. 30, 2013 Cumulative Preferred Stock Subject to Mandatory Redemption And Warrants [Member]	Dec. 31, 2013 Trust Preferred [Member]	Dec. 31, 2013 Consolidated [Member]	Dec. 31, 2012 Consolidated [Member]	Dec. 31, 2013 Independent Bank [Member]	Dec. 31, 2012 Independent Bank [Member]
REGULATORY MATTERS [Abstract]
Undivided profits	$ 50,000,000
Past due assets disposition plan amount to be reported, as per previous MOU	1,000,000
Past due assets disposition plan amount to be reported	1,000,000
Total capital to risk-weighted assets [Abstract]
Actual, Amount								245,284,000	204,663,000	234,078,000	207,553,000
Minimum for Adequately Capitalized Institutions, Amount								113,086,000	111,268,000	113,013,000	111,063,000
Minimum for Well Capitalized Institutions, Amount										141,267,000	138,829,000
Actual, Ratio (in hundredths)								17.35%	14.71%	16.57%	14.95%
Minimum for Adequately Capitalized Institutions, Ratio (in hundredths)								8.00%	8.00%	8.00%	8.00%
Minimum for Well-Capitalized Institutions, Ratio (in hundredths)										10.00%	10.00%
Tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount								227,338,000	185,948,000	216,146,000	189,777,000
Minimum for Adequately Capitalized Institutions, Amount								56,543,000	55,634,000	56,507,000	55,531,000
Minimum for Well-Capitalized Institutions, Amount										84,760,000	83,297,000
Actual, Ratio (in hundredths)								16.08%	13.37%	15.30%	13.67%
Minimum for Adequately Capitalized Institutions, Ratio (in hundredths)								4.00%	4.00%	4.00%	4.00%
Minimum for Well Capitalized Institutions, Ratio (in hundredths)										6.00%	6.00%
Tier 1 capital to average assets [Abstract]
Tier 1 capital								227,338,000	185,948,000	216,146,000	189,777,000
Minimum for Adequately Capitalized Institutions, Amount								85,729,000	92,026,000	85,681,000	91,919,000
Minimum for Well-Capitalized Institutions, Amount										107,101,000	114,899,000
Actual, Ratio (in hundredths)								10.61%	8.08%	10.09%	8.26%
Minimum for Adequately Capitalized Institutions, Ratio (in hundredths)								4.00%	4.00%	4.00%	4.00%
Minimum for Well-Capitalized Institutions, Ratio (in hundredths)										5.00%	5.00%
Components of regulatory capital [Abstract]
Total shareholders' equity	231,581,000	134,975,000	102,627,000		119,085,000			231,581,000	134,975,000	250,306,000	186,384,000
Add (deduct) [Abstract]
Qualifying trust preferred securities								39,500,000	47,678,000	0	0
Accumulated other comprehensive loss	(9,245,000)	(8,058,000)						9,245,000	8,058,000	9,245,000	8,156,000
Intangible assets	(3,163,000)	(3,975,000)						(3,163,000)	(3,975,000)	(3,163,000)	(3,975,000)
Disallowed deferred tax assets								(49,609,000)	0	(40,026,000)	0
Disallowed capitalized mortgage loan servicing rights								(216,000)	(788,000)	(216,000)	(788,000)
Tier 1 capital								227,338,000	185,948,000	216,146,000	189,777,000
Qualifying trust preferred securities II								0	990,000	0	0
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets								17,946,000	17,725,000	17,932,000	17,776,000
Total risk-based capital								245,284,000	204,663,000	234,078,000	207,553,000
Maximum percentage of allowance for loan losses and allowance for unfunded lending commitments (in hundredths)	1.25%
Transfer of capital from bank to the parent company				7,500,000
Purchase of Convertible Preferred Stock and Restated Warrant	81,000,000	0	0			81,000,000
Redemption of trust preferred securities							$ 9,200,000
Redemption Date							Oct. 11, 2013